WARRANTS (Details Narrative) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Warrants issued during the period	4,757	6,404,177
Value of issued warrants	$ 4,803	$ 6,532,539
Risk-free interest rate	2.56%
Expected Volatility	129.62%
Expected dividend yield	0.00%	0.00%
Expected life (in years)	5 years
Exercise price	$ 4.34
Share price upon issuance	3.65
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate		2.40%
Expected Volatility		81.20%
Expected life (in years)		9 months 29 days
Exercise price		$ 9
Share price upon issuance		2.55
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate		3.07%
Expected Volatility		104.15%
Expected life (in years)		5 years
Exercise price		$ 75
Share price upon issuance		27
Owners of AFI [Member]
IfrsStatementLineItems [Line Items]
Warrants issued during the period		3,599,013
Private Placements Debt Conversions Factoring Recourse Notices And Debenture Conversions [Member]
IfrsStatementLineItems [Line Items]
Warrants issued during the period		2,805,164